Stockholder's Equity (Details Narrative)	1 Months Ended
Oct. 15, 2020 $ / shares shares
Preferred stock, shares authorized	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Warrants exercise price description	The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the "Newly Issued Price"), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the "Market Value") is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Redeemable warrants	Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): in whole and not in part; at a price of $0.01 per warrant; upon a minimum of 30 days' prior written notice of redemption; and if, and only if, the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Class A Common Stock [Member]
Common stock, shares authorized	50,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock [Member]
Common stock, shares authorized	2,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares issued	1,437,500
Common stock, shares outstanding	1,437,500
Class B Common Stock [Member] | Underwriters [Member]
Aggregate common shares	187,500
Initial Stockholders own percentage	20.00%